Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2015-2018 (Detail) - Plan 2015-18 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 ARS ($)	Dec. 31, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	339,459		602,079
- Granted	2,682				619,060
- Settled	(168,814)		(202,227)		(888)
- Expired	(11,276)		(60,393)		(16,093)
Amount at end of year	162,051		339,459		602,079
Expense recognized during the year | $	$ 26		$ 63		$ 37
Fair value of shares on grant date (in dollars) | $ / shares		$ 19.31		$ 19.31		$ 19.31